Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38904
Entity Registrant Name	FLEX LNG Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Par-La-Ville Place
Entity Address, Address Line Two	14 Par-La-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	FLNG
Security Exchange Name	NYSE
Common Stock, Shares, Outstanding	54,087,768
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001772253
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Par-La-Ville Place
Entity Address, Address Line Two	14 Par-La-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Contact Personnel Name	James Ayers, Company Secretary
City Area Code	441
Local Phone Number	295 69 35
Contact Personnel Fax Number	295 3494